Accounts payable, accruals and other payables	6 Months Ended
Jun. 30, 2024
Accounts payable, accruals and other payables
Accounts payable, accruals and other payables

11Accounts payable, accruals and other payables

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	USD	USD
Financial items
Accounts payables	6,778,838	6,812,265
Captain payables	322,652	441,815
Salaries payable	98,612	289,236
Accrued expenses	79,574	205,729
Other payables	101,168	145,818
	7,380,844	7,894,863
Other payables non-current portion	(24,977)	(83,961)
	7,355,867	7,810,902
Non-financial items
Advances from individual customers (e-wallets) (ii)	12,206	18,935
Total accounts payable, accruals and other payables	7,368,073	7,829,837

(i)	During the six-month period ended 30 June 2023, the Group entered into settlement agreements with a significant number of creditors. These settlement agreements released the Group of a significant portion of creditor balances, mainly associated with the SPAC transaction, as of the reporting date by discounting a portion of the liability. These settlement agreements resulted in discounts amounting to $ 16,637,801 which were contingent on the Group's immediate settlement of these outstanding balances and upon the closing date of these settlement agreements (Note 17). The Group abided by the terms of these settlement agreements and settled the outstanding balances at the respective closing date of each settlement agreement. The discounted amounts were charged to the consolidated statement of comprehensive income.
(ii)	Advances from individual customers (e-wallets) are used by customers against future bookings.